Right-of-use assets - Schedule of right-of-use assets (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Total cash outflow for leases	$ 1,329,298	$ 2,541,362
Additions to right-of-use assets	$ 2,557,828	$ 1,114,252